Adjusted EBITDA information relating to Company's Reportable Segments and Reconciliation from Total Segment Adjusted Ebitda to Consolidated Income Before Taxes (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 27, 2014	Mar. 28, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Interest expense, including intercompany	$ (3,724)		$ (3,579)	$ (7,219)	$ (13,359)	$ (20,716)	$ (18,612)	$ (17,011)
Depreciation and amortization						(27,005)	(24,166)	(20,219)
Impairment of long-lived assets							(544)	(1,288)
(Loss) gain on disposal of fixed assets-net	(215)		(35)	(338)	(40)	(22)	(472)	(62)
Restructuring	(1,907)		(100)	(2,554)	(172)	(2,950)	(1,631)	(710)
Transaction-related expenses	(3,233)		(998)	(4,774)	(1,015)
Newcomerstown fire (loss) gain			4,635		2,916	12,483	(4,736)	(2,947)
Multiemployer pension plan withdrawal (loss) gain			(696)		(696)	(696)	3,395
Gain from sale of joint ventures		3,500		3,508
Consolidated income before taxes	5,825		16,057	18,052	20,118	42,335	19,493	13,425
Operating Segments
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	26,797		24,845	51,889	49,120	89,545	79,433	66,863
Interest expense, including intercompany	(678)		(660)	(1,269)	(1,383)	(2,696)	(3,524)	(3,079)
Depreciation and amortization	(6,500)		(6,328)	(12,796)	(13,017)	(26,882)	(23,991)	(20,024)
Impairment of long-lived assets							(544)	(1,288)
(Loss) gain on disposal of fixed assets-net	(214)		(35)	(336)		18	(472)	(103)
Restructuring	(1,907)		(100)	(2,554)	(172)	(2,950)	(1,631)	(710)
Other operational restructuring related costs						(1,039)
Transaction-related expenses	(242)			(242)
Transactional advisory, legal and other professional fees								(673)
Integration and other restructuring costs	(1,927)			(2,575)
Newcomerstown fire (loss) gain			4,635		4,843	18,834	1,367	(2,947)
Adjustment for non-discrete fire costs						1,419	(1,419)
Purchase accounting impact of inventory write-up								(443)
Multiemployer pension plan withdrawal (loss) gain			696		696	696	(3,395)
Gain on claim settlement						455
Gain from sale of joint ventures				3,508
Consolidated income before taxes	15,329		23,053	35,625	40,087	77,400	45,824	37,596
Operating Segments | Seating
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	9,557		7,368	17,668	16,687	25,601	22,576	24,366
Depreciation and amortization						(9,228)	(9,478)	(8,731)
Operating Segments | Finishing
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	7,529		4,622	13,532	9,038	17,620	18,371	14,818
Depreciation and amortization						(5,631)	(4,191)	(3,829)
Operating Segments | Acoustics
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	5,237		7,292	9,676	12,437	23,426	13,405	9,120
Depreciation and amortization						(4,950)	(3,706)	(3,501)
Operating Segments | Components
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	4,474		5,563	11,013	10,958	22,898	25,081	18,559
Depreciation and amortization						(7,073)	(6,616)	(3,963)
Corporate, Non-Segment
Segment Reporting Information [Line Items]
General and administrative expenses	(3,438)		(3,048)	(7,032)	(6,876)	(16,882)	(11,068)	(10,085)
Interest expense, including intercompany	(3,046)		(2,919)	(5,950)	(11,976)	(18,020)	(15,088)	(13,932)
Depreciation and amortization	(29)		(31)	(57)	(62)	(123)	(175)	(195)
(Loss) gain on disposal of fixed assets-net				(2)	(40)	(40)		41
Transaction-related expenses	$ (2,991)		$ (998)	$ (4,532)	$ (1,015)